Subsequent Events	12 Months Ended
Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [Abstract]
Subsequent Events	SUBSEQUENT EVENTS
Acquisition of Kaybob Duvernay Assets
On February 17, 2021, Crescent Point announced that it had entered into an agreement with Shell Canada Energy, to acquire Kaybob Duvernay assets in Alberta for consideration of $900.0 million. The total consideration consists of $700.0 million in cash and 50.0 million common shares of Crescent Point, and is expected to close in April 2021.